POSTRETIREMENT BENEFITS - PENSIONS (Tables)	12 Months Ended
Aug. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Cost
The components of pension cost for these plans were:

	Year Ended Aug. 31, 2013			Year Ended Aug. 31, 2012			Year Ended Aug. 31, 2011
(Dollars in millions)	U.S.	Outside the U.S.	Total	U.S.	Outside the U.S.	Total	U.S.	Outside the U.S.	Total
Service Cost for Benefits Earned during the Year	$68	$10	$78	$55	$7	$62	$59	$9	$68
Interest Cost on Benefit Obligation	74	9	83	86	10	96	84	14	98
Assumed Return on Plan Assets	(137)	(10)	(147)	(124)	(10)	(134)	(108)	(17)	(125)
Amortization of Unrecognized Net Loss	74	5	79	62	4	66	71	6	77
Curtailment and Settlement Charge	—	7	7	—	3	3	—	4	4
Other Adjustment	—	(4)	(4)	—	—	—	—	—	—
Total Net Periodic Benefit Cost	$79	$17	$96	$79	$14	$93	$106	$16	$122

Changes Recognized in OCI Pension
The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss for the year ended Aug. 31, 2013, were:

(Dollars in millions)	U.S.	Outside the U.S.	Total
Current Year Actuarial (Gain)/Loss	$(126)	$7	$(119)
Recognition of Actuarial Loss	(74)	(12)	(86)
Effect of Foreign Currency Translation Adjustment	—	3	3
Total Recognized in Accumulated Other Comprehensive Loss	$(200)	$(2)	$(202)

Assumptions Used to Determine Pension Costs
The following assumptions, calculated on a weighted-average basis, were used to determine pension costs for the principal plans in which Monsanto employees participated:

	Year Ended Aug. 31, 2013		Year Ended Aug. 31, 2012		Year Ended Aug. 31, 2011
	U.S.	Outside the U.S.	U.S.	Outside the U.S.	U.S.	Outside the U.S.
Discount Rate	3.44%	3.89%	4.59%	5.24%	4.35%	4.24%
Assumed Long-Term Rate of Return on Assets	7.50%	6.65%	7.50%	7.08%	7.50%	6.51%
Annual Rates of Salary Increase (for plans that base benefits on final compensation level)	4.00%	3.89%	4.00%	3.82%	4.00%	3.97%

Funded Status
Monsanto uses a measurement date of August 31 for its pension plans. The funded status of the pension plans as of Aug. 31, 2013, and Aug. 31, 2012, was as follows:

	U.S.		Outside the U.S.		Total
	Year Ended Aug. 31,		Year Ended Aug. 31,		Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,179	$1,883	$251	$249	$2,430	$2,132
Service cost	68	55	10	7	78	62
Interest cost	74	86	9	10	83	96
Plan participants’ contributions	—	—	2	2	2	2
Actuarial loss (gain)	(149)	267	11	20	(138)	287
Benefits paid	(123)	(113)	(5)	(3)	(128)	(116)
Settlements / curtailments	—	—	(26)	(9)	(26)	(9)
Currency (gain) loss	—	—	5	(23)	5	(23)
Other	—	1	(2)	(2)	(2)	(1)
Benefit Obligation at End of Period	$2,049	$2,179	$255	$251	$2,304	$2,430
Change in Plan Assets:
Fair value of plan assets at beginning of period	$1,945	$1,719	$160	$160	$2,105	$1,879
Actual return on plan assets	114	276	10	17	124	293
Employer contributions(1)	41	63	20	10	61	73
Plan participants’ contributions	—	—	2	2	2	2
Settlements	—	—	(26)	(9)	(26)	(9)
Benefits paid(1)	(123)	(113)	(5)	(3)	(128)	(116)
Currency (loss) gain	—	—	3	(21)	3	(21)
Other	—	—	2	4	2	4
Plan Assets at End of Period	$1,977	$1,945	$166	$160	$2,143	$2,105
Net Amount Recognized	$72	$234	$89	$91	$161	$325

(1)	Employer contributions and benefits paid include $7 million and $5 million paid from employer assets for unfunded plans in fiscal years 2013 and 2012, respectively.

Assumptions Used to Determine Pension Benefit Obligation
Weighted-average assumptions used to determine benefit obligations as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	U.S.		Outside the U.S.
	Year Ended Aug. 31,		Year Ended Aug. 31,
	2013	2012	2013	2012
Discount Rate	4.44%	3.44%	3.62%	3.89%
Rate of Compensation Increase	4.00%	4.00%	3.95%	3.89%

Projected Benefit Obligations In Excess of Plan Assets
The projected benefit obligation (PBO) and the fair value of the plan assets for pension plans with PBOs in excess of plan assets as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	U.S		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
PBO	$2,049	$2,179	$235	$207	$2,284	$2,386
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	1,977	1,945	148	141	2,125	2,086

Accumulated Benefit Obligations In Excess of Plan Assets
The PBO, ABO, and the fair value of the plan assets for pension plans with ABOs in excess of plan assets as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
PBO	$60	$2,179	$105	$93	$165	$2,272
ABO	56	2,088	87	76	143	2,164
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	—	1,945	23	34	23	1,979

Net Amount Recognized
As of Aug. 31, 2013, and Aug. 31, 2012, amounts recognized in the Statements of Consolidated Financial Position were included in the following balance sheet accounts:
Net Amount Recognized

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Miscellaneous Short-Term Accruals	$5	$5	$8	$7	$13	$12
Postretirement Liabilities	67	229	89	93	156	322
Other Assets	—	—	(8)	(9)	(8)	(9)
Net Liability Recognized	$72	$234	$89	$91	$161	$325

Pre-Tax Components Recognized in AOCI Pension
The following table provides a summary of the pretax components of the amount recognized in accumulated other comprehensive loss:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Net Prior Service Cost	$—	$—	$1	$—	$1	$—
Net Loss	538	738	59	62	597	800
Total	$538	$738	$60	$62	$598	$800

Pension Plan Asset Allocation United States
U.S. Plans: The asset allocations for Monsanto’s U.S. pension plans as of Balance Aug. 31, 2013, and Aug. 31, 2012, and the target allocation range for fiscal year 2014, by asset category, follow. The fair value of assets for these plans was $2.0 billion and $1.9 billion as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

	Target Allocation	Percentage of Plan Assets
		As of Aug. 31,
Asset Category	2014	2013	2012
Public Equity Securities	43-59%	52.0%	50.2%
Private Equity Investments	2-8%	3.9%	3.7%
Debt Securities	32-46%	38.9%	41.2%
Real Estate	2-8%	4.6%	4.1%
Other	0-3%	0.6%	0.8%
Total		100.0%	100.0%

Pension Plan Asset Allocation Foreign
Plans Outside the United States: The weighted-average asset allocation for Monsanto’s pension plans outside of the United States as of Aug. 31, 2013, and Aug. 31, 2012, and the weighted-average target allocation for fiscal year 2014, by asset category, follow. The fair value of plan assets for these plans was $166 million and $160 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

		Percentage of Plan Assets
	Target Allocation(1)	As of Aug. 31,
Asset Category	2014	2013	2012
Equity Securities	39.5%	34.4%	36.7%
Debt Securities	48.8%	52.4%	48.4%
Other	11.7%	13.2%	14.9%
Total	100.0%	100.0%	100.0%

(1)
Monsanto’s plans outside the United States have a wide range of target allocations, and therefore the 2014 target allocations shown above reflect a weighted-average calculation of the target allocations of each of the plans.

United States Pension Plan Asset Fair Value
U.S. Plans: The fair values of our U.S. defined benefit pension plan investments as of Aug. 31, 2013, and Aug. 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Aug. 31, 2013
(Dollars in millions)	Level 1	Level 2	Level 3	Cash Collateral Offset(1)	Balance as of Aug. 31, 2013
Investments at Fair Value:
Cash	$16	$—	$—	$—	$16
Debt Securities:
U.S. government debt	—	260	—	—	260
U.S. agency debt	—	7	—	—	7
U.S. state and municipal debt	—	34	—	—	34
Foreign government debt	—	2	—	—	2
U.S. corporate debt	—	243	—	—	243
Mortgage-Backed securities	—	2	—	—	2
Asset-Backed securities	—	3	—	—	3
Foreign corporate debt	—	54	—	—	54
U.S. Term Bank Loans	—	1	—	—	1
Common and Preferred Stock:
Domestic small capitalization	46	—	—	—	46
Domestic large capitalization	385	—	—	—	385
International:
Developed markets	160	—	—	—	160
Emerging markets	30	1	—	—	31
Private Equity Investments	—	—	77	—	77
Partnership and Joint Venture Interests	—	—	32	—	32
Real Estate Investments	—	—	90	—	90
Interest in Pooled Funds:
Interest-bearing cash and cash equivalents funds	—	56	—	—	56
Common and preferred stock funds:
Domestic small-capitalization	—	7	—	—	7
Domestic large-capitalization	—	277	—	—	277
International	—	89	—	—	89
Corporate debt funds	—	89	—	—	89
Mortgage-Backed securities	—	—	7	—	7
Interest in Pooled Collateral Fund — Securities Lending	—	205	—	—	205
Derivatives:
Common and preferred stock sold short	—	(41)	—	42	1
Total Investments at Fair Value	$637	$1,289	$206	$42	$2,174

(1)	Futures derivative assets and common and preferred stock sold short have been offset by cash collateral held by the counterparty.

	Fair Value Measurements at Aug. 31, 2012
(Dollars in millions)	Level 1	Level 2	Level 3	Cash Collateral Offset(1)	Balance as of Aug. 31, 2012
Investments at Fair Value:
Cash	$16	$—	$—	$—	$16
Debt Securities:
U.S. government debt	—	336	—	—	336
U.S. agency debt	—	8	—	—	8
U.S. state and municipal debt	—	22	—	—	22
Foreign government debt	—	2	—	—	2
U.S. corporate debt	—	272	—	—	272
Mortgage-Backed securities	—	2	—	—	2
Asset-Backed securities	—	2	—	—	2
Foreign corporate debt	—	54	—	—	54
U.S. Term Bank Loans	—	2	—	—	2
Common and Preferred Stock:
Domestic small capitalization	39	—	—	—	39
Domestic large capitalization	327	—	—	—	327
International:
Developed markets	129	—	—	—	129
Emerging markets	31	1	—	—	32
Private Equity Investments	—	—	73	—	73
Partnership and Joint Venture Interests	—	—	32	—	32
Real Estate Investments	—	—	80	—	80
Interest in Pooled Funds:
Interest-bearing cash and cash equivalents funds	—	92	—	—	92
Common and preferred stock funds:
Domestic small-capitalization	—	5	—	—	5
Domestic large-capitalization	—	250	—	—	250
International	—	63	—	—	63
Corporate debt funds	—	92	—	—	92
Mortgage-Backed securities	—	—	8	—	8
Interest in Pooled Collateral Fund — Securities Lending	—	222	—	—	222
Derivatives:
Equity index futures	(13)	—	—	13	—
Common and preferred stock sold short	—	(34)	—	35	1
Total Investments at Fair Value	$529	$1,391	$193	$48	$2,161

(1)	Futures derivative assets and common and preferred stock sold short have been offset by cash collateral held by the counterparty.

United States Pension plan Asset Level 3 Rollforward
The following table summarizes the changes in fair value of the Level 3 investments as of Aug. 31, 2013:

(Dollars in millions)	Private Equity Investments	Partnership/Joint Venture Interests	Real Estate Investments	Mortgage-Backed Securities Fund Investments	Total
Balance Sep. 1, 2011	$68	$38	$44	$—	$150
Purchases	11	—	33	—	44
Sales	(13)	(8)	—	—	(21)
Realized/Unrealized Gains	7	2	3	—	12
Net transfers into Level 3(1)	—	—	—	8	8
Balance Aug. 31, 2012	$73	$32	$80	$8	$193
Net Unrealized Gains (Losses) Still Held Included in Earnings(2)	$7	$(6)	$3	$—	$4
(Dollars in millions)	Private Equity Investments	Partnership/Joint Venture Interests	Real Estate Investments	Mortgage-Backed Securities Fund Investments	Total
Balance Sep. 1, 2012	$73	$32	$80	$8	$193
Purchases	13	—	7	—	20
Sales	(17)	—	(1)	—	(18)
Realized/Unrealized Gains	8	—	4	—	12
Balance Aug. 31, 2013	$77	$32	$90	$8	$207
Net Unrealized Gains Still Held Included in Earnings(2)	$11	$1	$4	$—	$16

(1)	The Mortgage-Backed securities were reclassified from Level 2 to Level 3 investments as of Aug. 31, 2012.

(2)
Represents the amount of total gains or losses for the period attributable to change in unrealized gains (losses) relating to assets and liabilities classified as Level 3 that are still held at Aug. 31, 2012 and 2013.

Investments At Fair Value To Plan Assets Reconciliation
The following table reconciles the investments at fair value to the plan assets as of Aug. 31, 2013.

(Dollars in millions)
Total Investments at Fair Value	$2,174
Liability to return collateral held under securities lending agreement	(205)
Non-Interest Bearing Cash	4
Accrued income / expense	7
Other receivables and payables	(3)
Plan Assets at the End of the Period	$1,977

Foreign Pension Plan Asset Fair Value
Plans Outside the United States: The fair values of our defined benefit pension plan investments outside of the United States as of Aug. 31, 2013, and Aug. 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Aug. 31, 2013
(Dollars in millions)	Level 1	Level 2	Level 3	Balance as of Aug. 31, 2013
Cash and Cash Equivalents	$2	$—	$—	$2
Debt Securities — Foreign Government Debt	—	15	—	15
Common and Preferred stock	45	—	—	45
Insurance-Backed Securities	—	—	19	19
Interest in Pooled Funds:
Common and preferred stock funds	—	12	—	12
Government debt funds	—	5	—	5
Mortgage Backed Securities	—	3	—	3
Corporate debt funds	—	65	—	65
Total Investments at Fair Value	$47	$100	$19	$166

	Fair Value Measurements at Aug. 31, 2012
(Dollars in millions)	Level 1	Level 2	Level 3	Balance as of Aug. 31, 2012
Cash and Cash Equivalents	$3	$—	$—	$3
Debt Securities — Foreign Government Debt	—	19	—	19
Common and Preferred stock	43	—	—	43
Insurance-Backed Securities	1	—	17	18
Interest in Pooled Funds:
Common and preferred stock funds	—	13	—	13
Government debt funds	—	6	—	6
Corporate debt funds	—	58	—	58
Total Investments at Fair Value	$47	$96	$17	$160

Foreign Pension plan Asset Level 3 Rollforward
The following table summarizes the changes in fair value of the Level 3 investments as of Aug. 31, 2013.

(Dollars in millions)	Insurance-Backed Securities
Balance Aug. 31, 2011	$15
Purchases	3
Net unrealized losses	(1)
Balance Aug. 31, 2012	$17
Purchases	4
Sales	(3)
Net unrealized gains	1
Balance Aug. 31, 2013	$19

Expected Cash Flows Pension
The expected employer contributions and benefit payments are shown in the following table for the pension plans:

(Dollars in millions)	U.S.	Outside the U.S.
Employer Contributions 2014	$60	$10
Benefit Payments
2014	174	20
2015	165	15
2016	166	17
2017	166	17
2018	167	18
2019-2023	817	87